Interests in other entities - Disclosure of Other Investments (Details) - Financial assets at fair value through OCI - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of financial assets [line items]
Other investments, beginning balance	€ 4,995	€ 7,051	€ 3,881
Additions	0	490	2,000
Fair value adjustment	(4,995)	(2,546)	1,343
Reclassification to joint ventures and associates	0	0	(173)
Other investments, ending balance	€ 0	€ 4,995	€ 7,051